Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

2. Basis of Presentation and Summary of Significant Accounting Policies

a.	Use of Estimates. The preparation of financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the General Partner to make estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses, and related disclosures of contingent assets and liabilities in the financial statements and accompanying notes. As a result, actual results could differ from these estimates.

The financial statements of the Partnerships have been prepared using the “Fund of Funds” approach, and accordingly, each Partnership’s pro-rata share of all revenue and expenses of the Trading Companies is reflected as net change in unrealized appreciation (depreciation) on investments in the Statements of Income and Expenses. Contributions to and withdrawals from the Trading Companies are recorded on the effective date. The Partnerships record realized gains or losses on its investments in the Trading Companies as the difference between the redemption proceeds and the related cost of such investment. In determining the cost of such investments, the Partnership’s use the first-in, first-out method. The Partnerships maintain sufficient cash balances on hand to satisfy ongoing operating expenses. As of December 31, 2015 and 2014, the Partnerships’ respective cash balances were zero.

b.	Partnership’s Investments: The Partnerships’ investments in the Trading Companies are stated at fair value, which are based on (1) the respective Partnership’s net contribution to each Trading Company and (2) the respective Partnership’s allocated share of the undistributed profits and losses, including realized gains/losses and the change in net unrealized gains/losses, of each Trading Company. Accounting Standards Codification (“ASC”) 820, “Fair Value Measurement,” as amended, permits, as a practical expedient, the Partnerships to measure the fair value of their investments in the Trading Companies on the basis of the net asset value per share (or its equivalent) if the net asset value per share of such investments is calculated in a manner consistent with the measurement principles of ASC Topic 946 “Financial Services – Investment Companies” as of the Partnerships’ reporting date. The net assets of each Trading Company are equal to the total assets of the Trading Company (including, but not limited to, all cash and cash equivalents, accrued interest and amortization of original issue discount, and the fair value of all open Futures Interests and other assets) less all liabilities of the Trading Company (including, but not limited to, brokerage commissions that would be payable upon the closing of open Futures Interests, management fees, incentive fees, and other expenses), determined in accordance with GAAP.

Trading Companies’ Investments. All commodity interests of the Trading Companies, including derivative financial instruments and derivative commodity instruments, are held for trading purposes. The commodity interests are recorded on trade date and open contracts are recorded at fair value at the measurement date. Investments in commodity interests denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the measurement date. Gains or losses are realized when contracts are liquidated and are determined using the first-in, first-out method. Unrealized gains or losses on open contracts are included as a component of equity in the trading account in the Trading Companies’ Statements of Financial Condition. Net realized gains or losses and net change in unrealized gains or losses are included in the Trading Companies’ Statements of Income and Expenses.

Trading Companies’ Cash. The Trading Companies’ cash is on deposit in commodity brokerage accounts with MS&Co. and will be maintained in cash, U.S. Treasury bills and/or other permitted investments and segregated as customer funds, to the extent required by CFTC regulations. From time to time, a portion of the Trading Companies’ excess cash (the Trading Companies’ assets not used for futures interest trading or required margin for such trading) may be invested by MS&Co. in permitted investments chosen by the General Partner from time to time. The Trading Companies will receive 100% of the interest income earned on any excess cash invested in permitted investments. For excess cash which is not invested, MS&Co. pays each Trading Company interest income on 100% of its average daily equity maintained in cash in the respective Trading Company’s account during each month at a rate equal to the monthly average of the 4-week U.S. Treasury bill discount rate less 0.15% during such month but in no event less than zero.

When the effective rate is less than zero, no interest is earned. For purposes of such interest payments, daily funds do not include monies due to each Trading Company on Futures Interests that have not been received. MS&Co. and Ceres will retain any excess interest not paid by MS&Co. to the Trading Companies on such uninvested cash.

c.	Income Taxes. Income taxes have not been listed as each partner in the respective Partnership is individually liable for the taxes, if any, on its share of the respective Partnership’s income and expenses. The General Partner concluded that no provision for income tax is required in the Partnerships’ financial statements. The Partnerships file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The 2012 through 2015 tax years remain subject to examination by U.S. federal and most state tax authorities. The General Partner does not believe that there are any uncertain tax positions that require recognition of a tax liability.

d.	Revenue Recognition. Net change in unrealized gains (losses) on investments in the Trading Companies is recorded based upon the proportionate share of each Partnership’s aggregate amount of the net performance recorded by each Trading Company.

e.	General Partner Fees. Each Partnership pays Ceres a monthly General Partner fee equal to 1/12th of 1.0% (a 1.0% annual rate) of the net asset value of each Class in each Partnership at the beginning of each month for services related to operating and managing the Partnerships.

f.	Ongoing Placement Agent Fees. Morgan Stanley Wealth Management currently serves as the Placement Agent for the Partnerships and may appoint affiliates or third parties as additional Placement Agents. Each Partnership pays the Placement Agent an ongoing compensation on a monthly basis equal to a percentage of the net asset value of a limited partner’s Units as of the beginning of each month.

The applicable rate payable by each limited partner is determined by the Class of Units each limited partner may hold in the respective Partnership. Each Partnership pays the Placement Agent the following percentage based on the aggregate amount invested in the respective Partnership (as adjusted) by each limited partner in accordance with the following schedule:

Class of Units	Aggregate Investment	Monthly/Annualized Rate (%)
A	Up to $4,999,999	0.167% / 2.0%
D	$5,000,000 and above	0.063% / 0.75%
Z	All	0%

The limited partners still holding Class B and Class C Units pay the Placement Agent fee in accordance with the following schedule:

Class of Units	Aggregate Investment	Monthly/Annualized Rate (%)
B	$250,000 - $499,999	0.125% / 1.5%
C	$500,000 - $4,999,999	0.083% / 1.0%

Certain limited partners who are not subject to the ongoing Placement Agent fee (as described herein) are deemed to hold Class Z Units. The Placement Agent pays a portion of the ongoing placement agent fee it receives from each Partnership to the Morgan Stanley Financial Advisor or Private Wealth Advisor responsible for selling the Units to the limited partners.

g.	Administrative Fees. Each Partnership pays Ceres a monthly fee to cover all of the administrative, operating, offering and organization expenses (the “Administrative Fee”). The monthly Administrative Fee is equal to 1/12th of 0.40% (a 0.40% annual rate) of the beginning of the month net asset value of each Partnership.

h.	Continuing Offering. Units of each Partnership are offered in two Classes, identical in all material respects except for the ongoing Placement Agent fees charged. Depending on the aggregate amount invested in each Partnership, a limited partner will receive Class A or Class D Units in the respective Partnership. Prior to February 29, 2012, Units were offered in four Classes. Units within each Partnership Class were initially offered at $1,000 per Unit, except for Class D Units of LV which were initially offered on March 1, 2009 at $1,137. Thereafter, Units are offered on a continuous basis as of the first day of each month (the “Subscription Date”) at the net asset value per Unit for each Class as of the last day of the immediately preceding month. The minimum subscription amount in each Partnership is $25,000, subject to the discretion of Ceres to accept a lower amount. The minimum subscription amount for ERISA/IRA investors is $10,000. Additional subscriptions can be made in increments of $10,000 if a limited partner has already met the minimum subscription amount, subject to the discretion of Ceres to accept a lower amount. The request for the subscriptions must be delivered to the limited partner’s Morgan Stanley Financial Advisor or Private Wealth Advisor at Morgan Stanley Wealth Management branch office in time for it to be forwarded to and received by Ceres no later than 3:00 P.M., New York City time, on the third business day before the end of the month. There are currently no Class D units outstanding in LV or Meritage.

i.	Investment Company Status. Effective January 1, 2014, the Partnerships adopted Accounting Standards Update (“ASU”) 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements,” and based on the General Partner’s assessment, each Partnership has been deemed to be an investment company since inception. Accordingly, each Partnership follows the investment company accounting and reporting guidance of Topic 946 and reflect their investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in the respective Partnership’s Statements of Income and Expenses.

j.	Redemptions. Limited partners may redeem some or all of their Units in the Partnerships at 100% of the net asset value per Unit as of the last day of any month (the “Redemption Date”). The request for redemption must be delivered to a limited partner’s Morgan Stanley Financial Advisor or Private Wealth Advisor at Morgan Stanley Wealth Management branch office in time for it to be forwarded to and received by Ceres no later than 3:00 P.M., New York City time, on the third business day before the end of the month in which the redemption is to be effective. Investors must maintain a minimum investment in the relevant Partnership of three Units unless an investor is withdrawing his or her entire investment. Ceres may cause a limited partner to withdraw (in whole or in part) from a Partnership at any time and for any reason. Ceres will not cause a limited partner to withdraw if the value of his or her investment falls below the minimum described above due to the performance of the Partnerships.

Ceres may also, in its sole discretion, permit redemptions by limited partners in any amount at any time. There are no redemption charges. Ceres endeavors to pay all redemptions within 10 business days after the applicable Redemption Date. Ceres may suspend redemptions in certain circumstances.

k.	Exchanges. Limited partners may redeem some or all of their Units in the Partnerships on the Redemption Date and use the proceeds to purchase units in any other commodity pools operated by the General Partner that are accepting subscriptions on the following subscription date, provided the limited partner meets the suitability criteria for the other commodity pool and has redeemed its Partnership Units according to the respective Limited Partnership Agreement.

Investors also may redeem their units in any other commodity pool operated by the General Partner and use the proceeds to purchase Units in the Partnerships on the following Subscription Date, provided the potential limited partner meets the suitability criteria for the Partnerships and has redeemed its units in the other commodity pool(s) according to the applicable operating agreement. In order to effect an exchange, the limited partner must send a subscription and exchange agreement and power of attorney to the limited partner’s Morgan Stanley Financial Advisor or Private Wealth Advisor, and that agreement must be forwarded by the Morgan Stanley Wealth Management branch office in time for it to be received by Ceres no later than 3:00 P.M., New York City time, on the third business day before the end of the month.

l.	Distributions. Distributions, other than redemptions of Units, are made on a pro-rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships’ profits.

m.	Dissolution of the Partnerships. The Partnerships may be terminated upon any of the circumstances first to occur: (i) receipt by Ceres of a notice setting forth an election to terminate the respective Partnership by limited partners holding not less than a majority of Units (as defined in the respective Limited Partnership Agreement), with or without cause, (ii) the withdrawal, insolvency, bankruptcy, dissolution, or liquidation of Ceres, (iii) the occurrence of an event which shall make it unlawful for the existence of the respective Partnership to be continued, or (iv) a determination by Ceres upon 60 days’ notice to the limited partners to terminate the respective Partnership.

n.	Net Income (Loss) per Unit. Net income (loss) per Unit is calculated in accordance with investment company guidance. See Note 3, “Financial Highlights.”

o.	Recent Accounting Pronouncements. In May 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent),” which relates to disclosures for investments that calculate net asset value per share (potentially fund of fund structures). The ASU requires investments for which the practical expedient is used to measure fair value at net asset value be removed from the fair value hierarchy. Instead, an entity is required to include those investments as a reconciling line item so that the total fair value amount of investments in the disclosure is consistent with the amount on the balance sheet. Further, the ASU removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using the practical expedient. The standard is effective for public business entities for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Partnerships have elected to adopt the guidance as of June 30, 2015. As a result of this adoption, the investments that are measured at fair value based on the net asset value per share (or its equivalent) practical expedient have been removed from the fair value hierarchy in all periods presented in the respective Partnership’s financial statements.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities.” The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments for all entities that hold financial assets or owe financial liabilities. One of the amendments in this update eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet or a description of changes in the methods and significant assumptions. Additionally, the update eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under Topic 946.

For public business entities, this update is effective for fiscal years beginning after December 15, 2017, and interim periods therein. For other entities, it is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The General Partner is currently evaluating the impact this guidance will have on the Partnerships’ respective financial statements and related disclosures.

p.	Subsequent Events. The General Partner evaluates events that occur after the balance sheet date but before financial statements are issued. The General Partner has assessed the subsequent events related to each Partnership through the date of issuance and has determined that, other than the events listed in Note 8, “Subsequent Events,” there were no subsequent events requiring adjustment of or disclosure in the financial statements.